COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 26,000	$ 13,000	$ 53,000	$ 26,000	$ 65,000	$ 52,000